CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 1,105		$ 2,951
Funds deposited by counterparties	258		408
Restricted cash	292		8
Accounts receivable — trade, less allowance for doubtful accounts of $23 and $25	834		734
Inventory	308		453
Derivative instruments	4,216		1,964
Cash collateral paid in support of energy risk management activities	311		323
Prepayments and other current assets	273		296
Total current assets	7,597		7,137
Property, Plant and Equipment
In service	15,704		14,913
Under construction	2,487		1,400
Total property, plant and equipment	18,191		16,313
Less accumulated depreciation	(4,570)		(3,796)
Net property, plant and equipment	13,621		12,517
Other Assets
Equity investments in affiliates	640		536
Capital leases and notes receivable, less current portion	342		384
Goodwill	1,886		1,868
Intangible assets, net of accumulated amortization of $1,452 and $1,064	1,419		1,776
Nuclear decommissioning trust fund	424		412
Derivative instruments	450		758
Restricted cash supporting funded letter of credit facility	0		1,300
Other non-current assets	336		208
Total other assets	5,497		7,242
Total Assets	26,715		26,896
Current Liabilities
Current portion of long-term debt and capital leases	87	[1]	463	[1]
Accounts payable	808		783
Derivative instruments	3,751		1,685
Deferred income taxes	127		108
Cash collateral received in support of energy risk management activities	258		408
Accrued interest expense	165		192
Other accrued expenses	281		307
Other current liabilities	194		274
Total current liabilities	5,671		4,220
Other Liabilities
Long-term debt and capital leases	9,745		8,748
Funded letter of credit	0		1,300
Nuclear decommissioning reserve	335		317
Nuclear decommissioning trust liability	254		272
Postretirement and other benefit obligations	400		322
Deferred income taxes	1,389		1,989
Derivative instruments	464		365
Out-of-market commodity contracts	183		223
Other non-current liabilities	356		820
Total non-current liabilities	13,126		14,356
Total Liabilities	18,797		18,576
3.625% convertible perpetual preferred stock; $0.01 par value; 250,000 shares issued and outstanding (at liquidation value of $250, net of issuance costs)	249		248
Stockholders' Equity
Common stock; $0.01 par value; 500,000,000 shares authorized; 304,183,720 and 304,006,027 shares issued and 227,519,521 and 247,197,355 shares outstanding at December 31, 2011 and 2010	3		3
Additional paid-in capital	5,346		5,323
Retained earnings	3,987		3,800
Less treasury stock, at cost — 76,664,199 and 56,808,672 shares at December 31, 2011 and 2010	(1,924)		(1,503)
Accumulated other comprehensive income	74		432
Noncontrolling interest	183		17
Total Stockholders' Equity	7,669		8,072
Total Liabilities and Stockholders' Equity	$ 26,715		$ 26,896

[1]	Includes discount of $(5) million and $(5) million on the NRG Peaker Finance debt as of December 31, 2011, and 2010, respectively.